SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Sep. 30, 2015 shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES {2}
Company had stock options	9,131,216
Company had warrants	12,576,452
Shares issuable upon conversion of convertible debt	1,922,712,128